CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 5,743	$ 5,590	$ 9,431
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	3,888	4,227	4,209
Amortization of intangibles	2,529	2,468	1,850
Stock-based compensation	982	937	679
Deferred taxes	(2,001)	(3,203)	(1,527)
Net (gain)/loss on asset sales and other	(307)	(70)	(1,096)
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	1,372	5,297	502
Retirement related	1,038	936	301
Inventory	138	(209)	67
Other assets/other liabilities	(671)	2,087	858
Accounts payable	85	138	(503)
Net cash provided by operating activities	12,796	18,197	14,770
Cash flows from investing activities
Payments for property, plant and equipment	(2,062)	(2,618)	(2,286)
Proceeds from disposition of property, plant and equipment	387	188	537
Investment in software	(706)	(612)	(621)
Purchases of marketable securities and other investments	(3,561)	(6,246)	(3,693)
Proceeds from disposition of marketable securities and other investments	3,147	5,618	3,961
Non-operating finance receivables - net	0	475	6,720
Acquisition of businesses, net of cash acquired	(3,293)	(336)	(32,630)
Divestiture of businesses, net of cash transferred	114	503	1,076
Net cash provided by/(used in) investing activities	(5,975)	(3,028)	(26,936)
Cash flows from financing activities
Proceeds from new debt	522	10,504	31,825
Payments to settle debt	(8,597)	(13,365)	(12,944)
Short-term borrowings/(repayments) less than 90 days - net	(40)	(853)	(2,597)
Common stock repurchases			(1,361)
Common stock repurchases for tax withholdings	(319)	(302)	(272)
Financing - other	70	92	99
Distribution from Kyndryl	879
Cash dividends paid	(5,869)	(5,797)	(5,707)
Net cash provided by/(used in) financing activities	(13,354)	(9,721)	9,042
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(185)	(87)	(167)
Net change in cash, cash equivalents and restricted cash	(6,718)	5,361	(3,290)
Cash, cash equivalents and restricted cash at January 1	13,675	8,314	11,604
Cash, cash equivalents and restricted cash at December 31	6,957	13,675	8,314
Supplemental data
Income taxes paid-net of refunds received	2,103	2,253	2,091
Interest paid on debt	$ 1,512	$ 1,830	$ 1,685